Note 6 - Intangible Assets: Schedule of territory and franchise rights of the company (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of territory and franchise rights of the company

	February 28, 2015	August 31, 2014
Territory and franchise rights	$2,058,595	$1,926,194
Less: Accumulated amortization	(1,225,887)	(1,028,348)
Territory and franchise rights, net	$832,708	$897,846